Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Science and Technology Fund

	Shares	Value ($)
Common Stocks 97.8%
Communication Services 14.6%
Entertainment 2.7%
Activision Blizzard, Inc.	246,910	12,034,393
Netflix, Inc.*	11,413	3,686,285
Spotify Technology SA*	56,500	8,754,110
		24,474,788
Interactive Media & Services 11.9%
Alphabet, Inc. "A"*	24,050	29,297,710
Alphabet, Inc. "C"*	25,876	31,482,812
Facebook, Inc. "A"*	174,722	33,936,254
Twitter, Inc.*	284,693	12,045,361
		106,762,137
Consumer Discretionary 8.2%
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. (ADR)*	21,300	3,687,243
Amazon.com, Inc.*	34,206	63,855,077
Booking Holdings, Inc.*	3,353	6,325,803
		73,868,123
Health Care 2.8%
Biotechnology 0.2%
BioMarin Pharmaceutical, Inc.*	27,100	2,149,572
ViaCyte, Inc.* (a)	1,869	0
		2,149,572
Health Care Technology 0.7%
Veeva Systems, Inc. "A"*	38,622	6,407,390
Life Sciences Tools & Services 1.9%
Illumina, Inc.*	26,740	8,005,421
Thermo Fisher Scientific, Inc.	31,000	8,608,080
		16,613,501
Industrials 2.8%
Aerospace & Defense 1.7%
BWX Technologies, Inc.	106,030	5,716,077
Northrop Grumman Corp.	27,000	9,330,390
		15,046,467
Professional Services 1.0%
Verisk Analytics, Inc.	59,900	9,088,028
Road & Rail 0.1%
Lyft, Inc. "A"*	12,689	772,380
Information Technology 69.4%
Communications Equipment 1.8%
Cisco Systems, Inc.	184,691	10,231,881
Lumentum Holdings, Inc.*	104,803	5,934,994
		16,166,875
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp. "A"	78,271	7,304,250
CDW Corp.	95,715	11,309,684
Dolby Laboratories, Inc. "A"	100,592	6,850,315
		25,464,249
IT Services 19.8%
Amdocs Ltd.	91,000	5,823,090
Automatic Data Processing, Inc.	82,729	13,776,033
Broadridge Financial Solutions, Inc.	43,749	5,561,373
Cognizant Technology Solutions Corp. "A"	173,852	11,324,719
EPAM Systems, Inc.*	32,835	6,363,095
Fidelity National Information Services, Inc.	125,013	16,657,982
FleetCor Technologies, Inc.*	30,500	8,667,185
Mastercard, Inc. "A"	76,180	20,741,529
PayPal Holdings, Inc.*	284,213	31,377,115
Visa, Inc. "A"	280,618	49,950,004
WNS Holdings Ltd. (ADR)*	127,700	8,047,654
		178,289,779
Semiconductors & Semiconductor Equipment 11.2%
Analog Devices, Inc.	70,000	8,222,200
Applied Materials, Inc.	228,602	11,286,081
ASML Holding NV	34,209	7,622,107
Broadcom, Inc.	29,702	8,613,283
Intel Corp.	233,127	11,784,570
Lattice Semiconductor Corp.*	301,794	5,836,696
Microchip Technology, Inc. (b)	85,548	8,077,442
MKS Instruments, Inc.	83,863	7,139,257
NVIDIA Corp.	88,520	14,935,094
QUALCOMM., Inc.	99,261	7,261,935
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,320	7,260,742
Universal Display Corp.	14,997	3,165,567
		101,204,974
Software 26.3%
2U, Inc.*	80,524	1,030,707
Adobe, Inc.*	49,732	14,862,906
Cornerstone OnDemand, Inc.*	110,392	6,535,206
Crowdstrike Holdings, Inc. "A"*	34,020	3,030,161
DocuSign, Inc.*	52,940	2,738,057
Globant SA*	98,861	10,479,266
Guidewire Software, Inc.*	74,986	7,654,571
Intuit, Inc.	56,000	15,529,360
Medallia, Inc.*	15,855	631,822
Microsoft Corp.	669,938	91,292,451
Nuance Communications, Inc.*	377,029	6,273,763
Proofpoint, Inc.*	97,964	12,363,057
SailPoint Technologies Holding, Inc.*	163,481	3,455,988
salesforce.com, Inc.*	116,251	17,960,780
ServiceNow, Inc.*	45,000	12,482,550
Synopsys, Inc.*	122,675	16,286,333
Varonis Systems, Inc.*	193,129	13,887,906
		236,494,884
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	316,380	67,401,595
Total Common Stocks (Cost $478,198,165)		880,204,742
Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	26,505
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	26,994
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (c)	—	22,525
GeoCapital IV LP (2.9% limited partnership interest)* (c)	—	545,196
Total Other Investments (Cost $10,926,266)		621,220
Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A* (a) (Cost $0)	3,509	0
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e) (Cost $594,300)	594,300	594,300
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.39% (d) (Cost $18,868,375)	18,868,375	18,868,375
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $508,587,106)	100.0	900,288,637
Other Assets and Liabilities, Net	(0.0)	(309,605)
Net Assets	100.0	899,979,032

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e)
11,163,775	—	10,569,475(f)	—	—	42,727	—	594,300	594,300
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.39% (d)
41,905,599	126,479,398	149,516,622	—	—	394,578	—	18,868,375	18,868,375
53,069,374	126,479,398	160,086,097	—	—	437,305	—	19,462,675	19,462,675

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $538,194, which is 0.1% of net assets.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	26,505	0.00
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	26,994	0.00
Alloy Ventures 2000 LP**	April 2000 to August 2007	3,372,696	22,525	0.00
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	545,196	0.06
Total Restricted Securities		10,926,266	621,220	0.06

**	These securities represent venture capital funds.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)
Communication Services	$131,236,925	$—	$—	$131,236,925
Consumer Discretionary	73,868,123	—	—	73,868,123
Health Care	25,170,463	—	0	25,170,463
Industrials	24,906,875	—	—	24,906,875
Information Technology	625,022,356	—	—	625,022,356
Other Investments (h)	—	—	—	621,220
Preferred Stocks	—	—	0	0
Short-Term Investments (g)	19,462,675	—	—	19,462,675
Total	$899,667,417	$—	$0	$900,288,637

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Investments measured at NAV as a practical expedient.